Leases - Additional Information (FY) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Cash payments on operating leases			$ 9.9	$ 9.6	$ 8.2
Contra rent expense	$ 0.5	$ 0.5	$ 2.2	$ 1.9	0.2
Remaining lease term			6 years 3 months 18 days	6 years 9 months 18 days
Weighted average discount rate			9.80%
Operating lease, impairment loss			$ 10.9	$ 0.6	$ 2.4
Property, Plant and Equipment [Line Items]
Impairment charges			3.9
Leasehold improvements
Property, Plant and Equipment [Line Items]
Impairment charges			$ 1.3